Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 3:-	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2023	2022

Prepaid expenses	$352	$552
Government authorities	96	239
Other current assets	10	298

	$458	$1,089